Securities (Tables)	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Summary of Securities
Securities

$ millions, as at	2025 Jan. 31	2024 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$79,761	$76,693
Securities measured at amortized cost (1)	73,985	71,610
Securities mandatorily measured and designated at FVTPL	119,295	106,042
	$273,041	$254,345
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2024: a realized gain of nil).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2025 Jan. 31					2024 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$13,693		$3	$(36)	$13,660	$11,715		$1	$(31)	$11,685
Other Canadian governments	15,366		6	(121)	15,251	16,506		9	(101)	16,414
U.S. Treasury and agencies	29,900		28	(108)	29,820	29,362		10	(220)	29,152
Other foreign governments	5,717		23	(3)	5,737	5,542		22	(4)	5,560
Mortgage-backed securities	3,579		1	(23)	3,557	3,493		–	(23)	3,470
Asset-backed securities	734		2	–	736	656		1	–	657
Corporate debt	10,005		9	(7)	10,007	9,085		7	(9)	9,083
	78,994		72	(298)	78,768	76,359		50	(388)	76,021
Corporate equity (2)	970		58	(35)	993	653		51	(32)	672
	$79,964		$130	$(333)	$79,761	$77,012		$101	$(420)	$76,693
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $20 million (October 31, 2024: $19 million).
(2)	Includes restricted stock.

Summary of Allowance for Credit Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2025	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$7	$17	$12	$36
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of period	$7	$18	$12	$37
	Comprises:
	Debt securities measured at FVOCI	$2	$18	$–	$20
	Debt securities measured at amortized cost	5	–	12	17
2024	Debt securities measured at FVOCI and amortized cost
Oct. 31	Balance at beginning of period	$7	$18	$12	$37
	Provision for (reversal of) credit losses (2)	–	(1)	–	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	–	–	–
	Balance at end of period	$7	$17	$12	$36
	Comprises:
	Debt securities measured at FVOCI	$2	$17	$–	$19
	Debt securities measured at amortized cost	5	–	12	17
2024	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$20	$13	$40
	Comprises:
	Debt securities measured at FVOCI	$1	$20	$–	$21
	Debt securities measured at amortized cost	6	–	13	19
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.